CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Common Stock USD ($)	Common Stock CNY	Additional paid in capital USD ($)	Additional paid in capital CNY	Retained earning USD ($)	Retained earning CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Treasury stock USD ($)	Treasury stock CNY	Noncontrolling interest USD ($)	Noncontrolling interest CNY
Beginning Balance at Dec. 31, 2008		1,409,455		3,196		1,146,840		524,240		(107,645)		(162,687)		5,511
Beginning Balance (in shares) at Dec. 31, 2008				35,231,661
Net income / (loss)		83,169						80,224						2,945
Foreign currency translation adjustments		260								261				(1)
Issuance of common stock pursuant to share-based compensation (in shares)				785,059
Issuance of common stock pursuant to share-based compensation		2,049		53		1,996
Share-based compensation		59,045				59,045
Issuance of common stock in connection with consideration paid for the acquisition of Comtech Broadband (in shares)				118,205
Issuance of common stock in connection with consideration paid for the acquisition of Comtech Broadband		13,666		9		13,657
Purchase of treasury stock (in shares)				(364,900)
Purchase of treasury stock		(15,622)										(15,622)
Ending Balance at Dec. 31, 2009		1,552,022		3,258		1,221,538		604,464		(107,384)		(178,309)		8,455
Ending Balance (in shares) at Dec. 31, 2009				35,770,025
Net income / (loss)		113,055						112,375						680
Foreign currency translation adjustments		(10,486)								(10,095)				(391)
Issuance of common stock pursuant to share-based compensation (in shares)				1,102,193
Issuance of common stock pursuant to share-based compensation				74		(74)
Share-based compensation		69,250				69,250
Decrease in ownership interest of Comtech Broadband (note12(f))		31,680				16,472								15,208
Purchase of the remaining noncontrolling interest of Long Rise (note 7(d))						8,620								(8,620)
Purchase of treasury stock (in shares)				(1,023,454)
Purchase of treasury stock		(48,186)										(48,186)
Ending Balance at Dec. 31, 2010		1,707,335		3,332		1,315,806		716,839		(117,479)		(226,495)		15,332
Ending Balance (in shares) at Dec. 31, 2010				35,848,764
Net income / (loss)	(23,709)	(149,219)						(156,605)						7,386
Foreign currency translation adjustments	(1,773)	(11,159)								(10,775)				(384)
Issuance of common stock pursuant to share-based compensation (in shares)				1,127,756
Issuance of common stock pursuant to share-based compensation				8		(8)
Share-based compensation		66,723				66,723
Purchase of treasury stock (in shares)				(3,416,053)
Purchase of treasury stock		(93,530)										(93,530)
Ending Balance at Dec. 31, 2011	$ 241,528	1,520,150	$ 531	3,340	$ 219,660	1,382,521	$ 89,013	560,234	$ (20,378)	(128,254)	$ (50,847)	(320,025)	$ 3,549	22,334
Ending Balance (in shares) at Dec. 31, 2011			33,560,467